Impairment Charges - Additional Information (Detail) (USD $)	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Asset Impairments Exit Costs And Other Charges [Line Items]
Impairment Charges	$ 3,180,000	$ 11,539,000	$ 1,735,000
Impaired Assets fair value	7,063,000
Impairments
Asset Impairments Exit Costs And Other Charges [Line Items]
Impairment Charges	3,180,000,000	11,539,000,000	1,735,000,000
Fair Value, Inputs, Level 3
Asset Impairments Exit Costs And Other Charges [Line Items]
Impaired Assets fair value	4,813,000
Asset Impairment
Asset Impairments Exit Costs And Other Charges [Line Items]
Impairment of store level assets, number of stores	7	12	7
Asset Impairment | Fair Value, Inputs, Level 3
Asset Impairments Exit Costs And Other Charges [Line Items]
Impaired Assets fair value	$ 0	$ 0